Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 22,243,389	¥ 22,221,945
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	23,732,543	25,301,760
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	14,684,619	16,578,642
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	18,008,751	17,606,520
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	7,558,770	5,643,303
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 5,723,792	¥ 7,695,240